Aristotle Small Cap Equity Fund II

Schedule of Investments
as of June 30, 2023 (Unaudited)

	COMMON STOCKS - 91.7%	Shares	Value
	Communication Services - 2.0%
	ATN International, Inc.	4,367	$159,832
	World Wrestling Entertainment, Inc. - Class A	3,442	373,354
	Total Communication Services		533,186

	Consumer Discretionary - 5.4%
	1-800-Flowers.com, Inc. - Class A (a)	17,364	135,439
	Carter's, Inc.	4,702	341,365
	Designer Brands, Inc. - Class A	15,757	159,146
	KB Home	4,769	246,605
	Monro, Inc.	6,057	246,096
	Sonos, Inc. (a)	14,445	235,887
	Wolverine World Wide, Inc.	8,334	122,426
	Total Consumer Discretionary		1,486,964

	Consumer Staples - 3.6%
	Chefs' Warehouse, Inc. (a)	3,571	127,699
	Herbalife Ltd. - ADR (a)	8,965	118,697
	J & J Snack Foods Corp.	1,239	196,208
	Nu Skin Enterprises, Inc. - Class A	6,509	216,099
	TreeHouse Foods, Inc. (a)	6,187	311,701
	Total Consumer Staples		970,404

	Energy - 4.7%
	Ardmore Shipping Corp. - ADR	33,180	409,772
	International Seaways, Inc. - ADR	4,453	170,283
	NexTier Oilfield Solutions, Inc. (a)	35,376	316,261
	Oceaneering International, Inc. (a)	16,868	315,432
	Ring Energy, Inc. (a)	37,812	64,659
	Total Energy		1,276,407

	Financials - 10.7%
	BankUnited, Inc.	5,754	123,999
	Banner Corp.	2,781	121,446
	Berkshire Hills Bancorp, Inc.	3,524	73,053
	BRP Group, Inc. - Class A (a)	11,588	287,151
	Byline Bancorp, Inc.	14,028	253,767
	Customers Bancorp, Inc. (a)	6,962	210,670
	eHealth, Inc. (a)	5,343	42,958
	Euronet Worldwide, Inc. (a)	3,310	388,494
	Flushing Financial Corp.	8,428	103,580
	National Bank Holdings Corp. - Class A	10,692	310,495
	Pacific Premier Bancorp, Inc.	7,079	146,394
	Texas Capital Bancshares, Inc. (a)	4,149	213,674
	United Community Banks, Inc. of Georgia	7,005	175,055
	Veritex Holdings, Inc.	9,347	167,592
	Voya Financial, Inc.	4,203	301,396
	Total Financials		2,919,724

	Health Care - 16.3%
	Acadia Healthcare Co., Inc. (a)	8,649	688,805
	Avid Bioservices, Inc. (a)	8,284	115,727
	Charles River Laboratories International, Inc. (a)	1,238	260,290
	Chemed Corp.	804	435,503
	Coherus Biosciences, Inc. (a)	18,721	79,939
	Cross Country Healthcare, Inc. (a)	10,697	300,372
	Enhabit, Inc. (a)	3,751	43,137
	Haemonetics Corp. (a)	2,532	215,574
	HealthEquity, Inc. (a)	4,818	304,209
	Merit Medical Systems, Inc. (a)	7,766	649,548
	ModivCare, Inc. (a)	4,232	191,329
	Pediatrix Medical Group, Inc. (a)	6,833	97,097
	PetIQ, Inc. (a)	10,171	154,294
	Prestige Consumer Healthcare, Inc. (a)	6,214	369,298
	QuidelOrtho Corp. (a)	3,115	258,109
	Supernus Pharmaceuticals, Inc. (a)	9,117	274,057
	Total Health Care		4,437,288

	Industrials - 27.5%
	AerCap Holdings NV - ADR (a)	7,604	483,006
	Albany International Corp. - Class A	4,438	413,977
	ASGN, Inc. (a)	4,924	372,402
	AZEK Co., Inc. (a)	10,232	309,927
	AZZ, Inc.	3,123	135,726
	Barnes Group, Inc.	8,443	356,210
	Capital Product Partners LP	6,190	84,927
	Casella Waste Systems, Inc. - Class A (a)	3,537	319,922
	Columbus McKinnon Corporation of New York	6,709	272,721
	Dycom Industries, Inc. (a)	5,672	644,623
	Enviri Corp. (a)	19,830	195,722
	FTI Consulting, Inc. (a)	973	185,065
	GXO Logistics, Inc. (a)	2,717	170,682
	Huron Consulting Group, Inc. (a)	7,896	670,448
	KBR, Inc.	6,413	417,230
	Liquidity Services, Inc. (a)	8,493	140,135
	Matthews International Corp. - Class A	8,368	356,644
	Mercury Systems, Inc. (a)	6,073	210,065
	SP Plus Corp. (a)	10,448	408,621
	Titan Machinery, Inc. (a)	5,093	150,244
	Viad Corp. (a)	8,544	229,663
	Wabash National Corp.	9,571	245,400
	Westinghouse Air Brake Technologies Corp.	3,487	382,419
	WillScot Mobile Mini Holdings Corp. (a)	6,514	311,304
	Total Industrials		7,467,083

	Information Technology - 15.5%
	ACI Worldwide, Inc. (a)	12,133	281,122
	Advanced Energy Industries, Inc.	4,770	531,616
	Aspen Technology, Inc. (a)	989	165,766
	Belden, Inc.	5,072	485,137
	Benchmark Electronics, Inc.	8,366	216,094
	Box, Inc. - Class A (a)	11,966	351,561
	CalAmp Corp. (a)	24,290	25,747
	Cerence, Inc. (a)	1,175	34,345
	Infinera Corp. (a)	24,753	119,557
	Insight Enterprises, Inc. (a)	1,383	202,388
	Itron, Inc. (a)	6,905	497,851
	Knowles Corp. (a)	18,812	339,745
	MACOM Technology Solutions Holdings, Inc. (a)	7,281	477,124
	Novanta, Inc. - ADR (a)	2,180	401,338
	Rogers Corp. (a)	588	95,215
	Total Information Technology		4,224,606

	Materials - 3.0%
	Alamos Gold, Inc. - Class A - ADR	15,668	186,763
	Silgan Holdings, Inc.	6,296	295,219
	Summit Materials, Inc. - Class A (a)	8,764	331,718
	Total Materials		813,700

	Real Estate - 0.3%
	Safehold, Inc.	3,784	89,794
	Total Real Estate		89,794

	Utilities - 2.7%
	ALLETE, Inc.	6,145	356,226
	Unitil Corp.	7,368	373,631
	Total Utilities		729,857
	TOTAL COMMON STOCKS (Cost $23,967,797)		24,949,013

	REAL ESTATE INVESTMENT TRUSTS - 4.3%
	Armada Hoffler Properties, Inc.	15,585	182,033
	Community Healthcare Trust, Inc.	7,447	245,900
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,916	272,900
	JBG SMITH Properties	4,256	64,010
	STAG Industrial, Inc.	11,007	394,931
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,155,019)		1,159,774

	CLOSED END FUNDS — 0.7%
	SLR Investment Corp.	12,920	184,368
	TOTAL CLOSED END FUNDS (Cost $190,531)		184,368

	EXCHANGE TRADED FUNDS — 2.6%
	iShares Russell 2000 ETF	1,990	372,667
	iShares Russell 2000 Value ETF	2,482	349,466
	TOTAL EXCHANGE TRADED FUNDS (Cost $676,681)		722,133

	SHORT TERM INVESTMENTS - 0.6%
	U.S. Bank Money Market Deposit Account - 5.10% (b)	164,040	164,040
	TOTAL SHORT TERM INVESTMENTS (Cost $164,040)		164,040

	TOTAL INVESTMENTS - 99.9% (Cost $26,154,068)		27,179,328
	Other Assets in Excess of Liabilities - 0.1%		21,555
	TOTAL NET ASSETS - 100.0%		$27,200,883

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.